Basis of preparation (Policies)	9 Months Ended
Sep. 30, 2021
Common Domain Members [Abstract]
Basis of Presentation
The accounting policies used by management in preparing these condensed consolidated financial statements were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2020, except for hedge accounting as disclosed in this note, accounting for certain cross currency interest rate swaps as explained in Note 12 and taxes on income. Taxes on income are accrued based on management's estimate of the average annual effective income tax rate on profits excluding exceptional items, applied to the pre-tax income excluding exceptional items of the period. It also reflects the tax impact of exceptional items accounted for in the period.
The Directors have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis in preparing the consolidated interim financial statements.
On March 11, 2020, the World Health Organization officially declared COVID-19, the disease caused by novel coronavirus, a pandemic. The Directors are working with Management to monitor the evolution of the pandemic, including how it may affect the markets and the general population and also the potential financial impact. The final impact of the pandemic on the Company is hard to predict, however, the Directors have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis in preparing these financial statements.
On January 1, 2021, the Company adopted hedge accounting under IFRS 9, as the hedge accounting requirements have been simplified and are more closely aligned to the Company's risk management strategy. Under IFRS 9 all existing hedging relationships qualified as continuing hedging relationships.
Impact of adoption of IFRS 9 for hedge accounting
The Company applied IFRS 9 hedge accounting prospectively, "except for application of the cost of hedging approach". The Company has elected the cost of hedging approach for the fair value movement of all hedging instruments, whereby the movements will be recognized within equity, to the extent that they relate to the hedged item. As permitted by the standard, adjustments required as a result of adopting the cost of hedging approach, have been made to the opening Consolidated Statement of Changes in Equity. As such, prior year comparatives have not been restated. A summary of adjustments arising from application of IFRS 9 for hedge accounting as of January 1, 2021 are as follows:

	Opening Balance January 1, 2021 (IAS 39) €m	Impact of change in policy €m	Opening Balance January 1, 2021 (IFRS 9) €m
Cash flow hedge reserve	(24.5)	2.8	(21.7)
Cost of hedging reserve	—	(4.4)	(4.4)
Other reserves	(24.5)	(1.6)	(26.1)

Translation reserve	84.7	1.6	86.3
The Company's policy is to reduce its risk of foreign exchange movements on forecasted transactions (such as purchases of raw materials) in currencies other than the operating entity's functional currency using forward foreign exchange contracts designated as cash flow hedges. Under IFRS 9, in cash flow hedges of a forecast transaction that result in the recognition of a non-financial item (such as inventory), the amounts that were accumulated in the cash flow hedging reserve and the cost of hedging reserve are included in the initial cost of the non-financial item upon its recognition. The Company has elected to apply this accounting policy prospectively and therefore as at January 1, 2021 any existing hedges of non-financial items (such as inventory) that were already recognized in the Consolidated Statement of Financial Position, did not result in an opening balance transfer out of equity to the non-financial item as a result of the transition to IFRS 9. For the period ended September 30, 2021 €2.9 million was recognized as a basis adjustment transferred to the carrying value of inventory on the Consolidated Statement of Financial Position. This is not a reclassification adjustment and will not be recognized in the Consolidated Statement of Other Comprehensive Income for the period.
Updated accounting policy for hedge accounting applied from January 1, 2021, following the adoption of IFRS 9 for hedge accounting
Derivative financial instruments are recognized at fair value. When a derivative financial instrument is not designated in a hedge accounting relationship, all changes in its fair value are recognized immediately in the Consolidated Statement of Profit or Loss. However, where derivatives qualify for hedge accounting, recognition of any resultant gain or loss depends on the nature of the item being hedged. The Company has elected the cost of hedging approach for the fair value movement on currency basis spreads of all hedging relationships, whereby the movements will be recognized within equity, if material, to the extent that they relate to the hedged item. In cash flow hedges of a forecast transaction that result in the recognition of a non-financial item (such as inventory), the amounts that were accumulated in the cash flow hedging reserve and the cost of hedging reserve are included in the initial cost of the non-financial item upon its recognition.
The fair value of all financial derivative instruments (including but not limited to forward foreign exchange contracts, and cross currency interest rates swaps), is determined per market standard using forward foreign exchange and interest rates at the balance sheet date, with the resulting value discounted back to present value.
Cross currency interest rate swaps can be entered into in order to mitigate perceived risks to foreign exchange translation risk and interest rate risk.
Foreign exchange forward contracts can be entered into in order to mitigate perceived risks to foreign exchange transaction risk.
The Company applies the hedge accounting requirements of IFRS 9 to all hedging relationships.
a)    Cash flow hedges
Where a derivative financial instrument is designated as a hedge of the cash flow of a recognized asset or liability, (including a highly probable forecast transaction) the effective part of any gain or loss on the derivative financial instrument is recognized directly in the cash flow hedging reserve, within other reserves. Any ineffective portion of the hedge is recognized immediately in the Consolidated Statement of Profit or Loss.
If the result of a forecasted transaction is recognition of a non-financial asset (for example inventory), the amounts that were accumulated in the cash flow hedging reserve and the cost of hedging reserve (presented together as 'Other reserves') are included in the initial cost of the non-financial item upon its recognition. For all other hedged forecasted transactions, the amounts accumulated in the hedging reserve and cost of hedging reserve are reclassified to the Consolidated Statement of Profit or Loss in the same period, or periods, in which the hedged forecasted future cash flows affect the Consolidated Statement of Profit or Loss.
When a hedging instrument expires or is sold, exercised or otherwise terminated, or the entity revokes designation of the hedge relationship but the hedged forecast transaction is still expected to occur, the cumulative gain or loss at that point remains in equity and is recognized when the transaction occurs. If the hedged transaction is no longer expected to take place, the cumulative unrealized gain or loss recognized in equity is recognized in the Consolidated Statement of Profit or Loss immediately.
b)     Net investment hedges
The Company designates only the change in fair value of the spot element of the cross currency interest swap (‘spot element’) as the hedging instrument in the net investment hedge. The change in fair value of the future price element of the hedging instrument (‘forward element’) is not included as part of the hedging relationships and is recognized in the Consolidated Statement of Profit or Loss immediately.
To the extent that the hedge is effective, any foreign currency differences arising on the retranslation of the spot rate component of a financial liability designated as a hedge of a net investment in a foreign operation are recognized in Other Comprehensive Income, and are presented in the translation reserve within equity. To the extent that the hedge is ineffective, such differences are recognized in the Consolidated Statement of Profit or Loss. When the hedged net investment is disposed of, the relevant amount in the translation reserve is transferred to the Consolidated Statement of Profit or Loss as part of the gain or loss on disposal.
Interest Rate Benchmark Reform – Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16
In August 2020, the IASB issued Interest Rate Benchmark Reform (Phase 2), which amends other IFRS standards. The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments in this final phase relate to practical expedient for particular changes in contractual cash flows, relief from specific hedge accounting requirements and certain disclosure requirement.
On June 24, 2021, the Company amended and restated its Senior Facilities Agreement to refinance its existing revolving credit facility of €80 million and replace it with a new €175 million facility, paying interest rate applicable to the respective drawn down currency. Per the restated Senior Facilities Agreement, the Sterling Overnight Index Average (“SONIA”) has replaced GBP LIBOR and is effective immediately if there is a drawdown on the facility. The Secured Overnight Financing Rate (“SOFR”) will replace USD LIBOR and Swiss Average Rate Overnight (“SARON”) will replace CHF LIBOR, when existing benchmark rates are replaced.
Equally, on June 24, 2021, the Company amended and restated its Senior Facilities Agreement to refinance its existing €553.2 million senior secured term loan facility through a new 7-year term facility due 2028 (the "Senior EUR Loan"), paying interest at a rate equal to the EURIBOR (subject to a zero floor) plus 2.50%. There is currently no indication of the timing of the phase-out of EURIBOR. The Company continues to assess implications on the wider business.
The existing senior USD loan of $916.4 million paying interest at a rate per annum equal to 1-month LIBOR (subject to a zero floor) plus 2.25% per annum has not been refinanced and the Company uses cross currency interest rate swaps to convert $916.4 million of Senior USD Loans at LIBOR plus 2.25% per annum, into €827.8 million of EUR denominated debt with a fixed rate of interest, designated as a cash flow hedge. The USD LIBOR phase out is expected to be completed by June 2023, therefore these amendments have no current impact on the unaudited interim condensed consolidated financial statements of the Company. As such the Company will need to renegotiate the terms of our Senior Facilities Agreement with our lenders and amend the terms of linked interest rate hedging arrangements.
The Amendments are effective for annual periods beginning on or after January 1, 2021. Phase 2 amendments will require the Company to account for a change in the basis for determining the cash flows of a financial asset or a financial liability measured at amortized cost, by updating the effective interest rates as required by IBOR reform. Management continues to assess implications as a result of these amendments on the wider business. These amendments had no impact on the unaudited interim condensed consolidated financial statements of the Company for the three and nine months ended September 30, 2021. The Company intends to use the practical expedients in future periods if they become applicable.